INCOME TAXES - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate (21%)	$ (3,427)	$ 1,552	$ (2,146)	$ (5,402)
State income taxes, net of federal benefit	393	641	1,755	1,045
Pre-transaction loss of Utz Brands Holdings, LLC	0	1,752	4,204	5,650
Noncontrolling interest in Utz Brands Holdings, LLC	1,497	0	0	0
Valuation allowance	1,277	0	(683)	257
Nondeductible expenses	0	8	6	11
Other	(7)	20	10	358
Total	$ (267)	$ 3,973	$ 3,146	$ 1,919